UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2019

Item 1. Report to Stockholders.

Congress Large Cap Growth Fund

Congress Mid Cap Growth Fund

Congress Small Cap Growth Fund

SEMI-ANNUAL REPORT

April 30, 2019

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Congress Funds will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website at www.congressasset.com/funds. Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling (888) 688-1299.

CONGRESS FUNDS

TABLEOFCONTENTS

Shareholder Letter	1
Sector Allocations	5
Schedules of Investments
Congress Large Cap Growth Fund	6
Congress Mid Cap Growth Fund	8
Congress Small Cap Growth Fund	10
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	20
Notes to Financial Statements	28
Expense Examples	38
Additional Information	41
Privacy Notice	Inside Back Cover

Semi-Annual Letter to Mutual Fund Shareholders
November 1, 2018 – April 30, 2019

Dear Shareholders:

General Market Commentary:

The fear and uncertainty that gripped the financial markets as 2018 drew to a close gave way to a strong stock market rally through April 30, 2019.  The stock market’s remarkable recovery likely reflects strong employment trends, the Federal Reserve’s (“Fed”) recent shift in strategy, and a brief respite from U.S. – China trade discord.

After raising short term rates in December, the Fed deferred further rate increases and announced a more gradual plan to shrink its balance sheet.  The new path indicates the Fed is concerned about the strength of the economy.  In addition, inflation remains stubbornly below the Fed’s preferred 2% target, despite the aggressiveness of many of the developed world’s central banks.  The lack of inflation is noteworthy – it implies that the Fed has leeway to keep rates lower for longer, even with an economy at full employment.

More recently, U.S. – China trade issues have resurfaced, coinciding with an increase in market volatility.  A quick resolution to the trade conflict appears unlikely.  Accordingly, market volatility may be elevated as market participants attempt to gauge how the trade conflict will affect economic growth and corporate earnings.

Performance Highlights and Portfolio Commentary:

Congress Large Cap Growth Fund (“Large Cap Growth”)

For the six months ending April 30, 2019, the Fund’s Retail Class and Institutional Class shares returned 13.36% and 13.48%, respectively compared with 12.09% for the Russell 1000® Growth index.

The Information Technology sector continued to be the largest sector in the Fund and the Russell 1000® Growth Index. During this period, the strongest portfolio contributors included Moody’s, Amazon.com and Microsoft, while Apple, BorgWarner and UnitedHealth Group were the weakest underperformers.  Stock selection was positive in the Financial sector, while Information Technology accounted for the Fund’s overall underperformance, especially during the market’s downturn last fall.

On December 12, 2018, the Fund distributed $1.61 per Retail share and $1.62 per Institutional share representing ordinary income and capital gains.

The portfolio contained 49 stocks at the end of the period. The Fund’s largest sector allocations were Information Technology (29%), Consumer Discretionary (13%) and Health Care (12%). Recent additions to the portfolio include Honeywell International (industrial control systems) and First Republic Bank (relationship banking and wealth management), while International Tool Works (test and measurement equipment) and SunTrust Banks (Southeast regional bank) were recently removed from the portfolio.

Congress Mid Cap Growth Fund (“Mid Cap Growth”)

For the six months ending April 30, 2019, the Fund’s Retail Class and Institutional Class shares returned 16.12% and 16.25%, respectively, compared with 16.55% for the Russell Midcap® Growth Index.

Security selection was strongest in the Consumer Discretionary and Health Care sectors.  These two groups accounted for nearly 30% of the portfolio.  Security selection was weakest in the Communication Services, Consumer Staples, and Industrials areas.  These groups accounted for slightly more than 30% of the portfolio.

The positions that aided performance the most included Paycom Software, Keysight Technologies, and Etsy, while Take-Two Interactive, Jazz Pharmaceuticals, and Lamb Weston Holdings hindered.

On December 12, 2018, the Fund distributed $0.52 per Retail share and $0.52 per Institutional share representing ordinary income (for the Institutional Class only) and capital gains.

The portfolio contained 41 stocks at the end of the period. More than three-quarters of the holdings are from the Consumer Discretionary, Health Care, Industrial, and Information Technology sectors. The Information Technology sector had the largest increase in exposure while Health Care had the largest decrease.  Relative to the allocation of the benchmark, the Fund is over-weighted to Industrials and Consumer Staples, and under-weighted to Information Technology.

Recent additions include IDEX Corporation, (industrial company) and Five Below (specialty retailer). Recent removals include Henry Schein (supplier of medical products and services) and International Flavors and Fragrances (specialty materials company).

Congress Small Cap Growth Fund (“Small Cap Growth”)

For the six months ending April 30, 2019 the Fund’s Retail Class and Institutional Class shares returned 9.89% and 9.98% respectively, compared with 8.27% for the Russell 2000® Growth Index.

The Health Care and Information Technology sectors continued to be the largest sectors in the Fund and in the Russell 2000® Growth Index, together representing nearly half the index weight.  During the six months ended April 30, 2019, the Fund’s outperformance was driven primarily by security selection within the Information Technology sector where CyberArk Software, Paycom Software, Trade Desk, and RingCentral were in the portfolio’s top 5 contributors.  Security selection in the Health Care sector was the largest detractor from performance, largely due to Inogen.

On December 12, 2018, the Fund distributed $2.45 per Retail share and $2.45 per Institutional share representing capital gains.

The portfolio contained 45 stocks at the end of the period. The Fund’s largest sector allocations were Information Technology (27%), Health Care (20%), and Industrials (21%).  These sectors are also the largest in the benchmark and tend to offer opportunities to own niche market leaders delivering consistent growth and profitability.

Recent additions to the portfolio include Core Laboratories (global energy services provider), Boot Barn Holdings (specialty retailer), MSA Safety (global safety equipment manufacturer) and SPS Commerce (supply chain software provider). Recent removals include Global Blood Therapeutics (biopharmaceutical company), Grand Canyon Education (education services provider), Sodastream International (flavor and other food additives manufacturer), Standex International (industrial manufacturer), Trade Desk (media and publishing services provider), and Five Below (specialty retailer). Subsequent to the period, Inogen (respiratory device company) was removed from the Fund.

In Closing:

As the investment world continues to evolve, we appreciate our shareholders’ continued confidence and trust in us. We look forward to continuing to serve you.

Sincerely,

Daniel A. Lagan, CFA	Todd Solomon, CFA
Large Cap Growth	Mid Cap Growth

Gregg O’Keefe, CFA	Lanny Thorndike
Small Cap Growth	Large Cap Growth
Mid Cap Growth	Small Cap Growth

Important Disclosures

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Investment performance reflects fee waivers. In the absence of such waivers total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic, and currency risks and differences in accounting methods. Investments in small and medium cap securities involve additional risks such as limited liquidity and greater volatility.

The Russell 1000® Growth Index measures performance of the large-cap growth segment of the U.S. Equity Universe. The Russell Midcap® Growth Index measures performance of the mid-cap growth segment of the U.S. Equity Universe. The Russell 2000® Growth Index is a broadly diversified index predominantly made up of growth stocks of small U.S. companies.  One cannot invest directly in an index.

Diversification does not assure a profit or protect against a loss in a declining market.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Funds’ administrator, U.S. Bancorp Fund Services, LLC.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of the Funds’ holdings, please refer to the Schedules of Investments in this report.

Congress Funds are distributed by Quasar Distributors, LLC

CONGRESS FUNDS

SECTOR ALLOCATIONS at April 30, 2019 (Unaudited)

Large Cap Growth

Sector	Percent of Net Assets
Information Technology	29.5%
Consumer Discretionary	13.5%
Industrials	12.2%
Health Care	12.1%
Financials	9.5%
Consumer Staples	6.6%
Communication Services	5.8%
Real Estate	5.2%
Materials	2.9%
Energy	1.3%
Cash(1)	1.4%
Total	100.0%

Mid Cap Growth

Sector	Percent of Net Assets
Information Technology	29.2%
Industrials	22.0%
Consumer Discretionary	15.4%
Health Care	14.3%
Consumer Staples	7.6%
Financials	4.7%
Materials	2.4%
Communication Services	1.7%
Cash(1)	2.7%
Total	100.0%

Small Cap Growth

Sector	Percent of Net Assets
Information Technology	27.1%
Industrials	21.2%
Health Care	19.8%
Consumer Discretionary	15.0%
Consumer Staples	5.6%
Financials	3.2%
Materials	2.7%
Energy	1.2%
Cash(1)	4.2%
Total	100.0%

(1)	Cash Equivalents and Other Assets in Excess of Liabilities.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 98.6%

Aerospace & Defense: 1.2%
13,300	Northrop
	Grumman Corp.	$3,855,803

Banks: 1.4%
44,000	First Republic Bank	4,647,280

Beverages: 1.2%
31,109	PepsiCo, Inc.	3,983,507

Biotechnology: 3.0%
72,977	AbbVie, Inc.	5,793,644
24,200	Vertex Pharmaceuticals,
	Inc. (1)	4,089,316
		9,882,960
Building Products: 0.4%
24,000	A.O. Smith Corp. –
	Class A	1,261,680

Capital Markets: 6.6%
189,346	The Charles
	Schwab Corp.	8,668,260
8,700	CME Group, Inc. –
	Class A	1,556,430
56,916	Moody’s Corp.	11,190,824
		21,415,514
Chemicals: 2.9%
21,200	Air Products &
	Chemicals, Inc.	4,362,748
18,100	Ecolab, Inc.	3,331,848
21,406	LyondellBasell
	Industries NV –
	Class A	1,888,651
		9,583,247
Commercial Services
& Supplies: 2.0%
30,500	Cintas Corp.	6,622,770

Communications Equipment: 0.9%
54,000	Cisco Systems, Inc.	3,021,300

Diversified Financial Services: 0.4%
4	Berkshire Hathaway,
	Inc. – Class A (1)	1,300,320

Electrical Equipment: 0.5%
8,700	Rockwell
	Automation, Inc.	1,572,177

Equity Real Estate
Investment Trusts: 5.2%
58,448	American
	Tower Corp.	11,414,895
12,142	Equinix, Inc.	5,520,967
		16,935,862
Food & Staples Retailing: 2.0%
26,900	Costco
	Wholesale Corp.	6,604,757

Health Care Equipment
& Supplies: 5.0%
97,556	Abbott Laboratories	7,761,555
8,000	Intuitive
	Surgical, Inc. (1)	4,085,040
24,300	Stryker Corp.	4,590,513
		16,437,108
Health Care Providers
& Services: 1.0%
14,300	UnitedHealth
	Group, Inc.	3,332,901

Household Products: 1.5%
29,800	The Clorox Co.	4,759,954

Industrial Conglomerates: 3.3%
20,000	Honeywell
	International, Inc.	3,472,600
20,500	Roper
	Technologies, Inc.	7,373,850
		10,846,450
Insurance: 1.1%
44,700	The Progressive
	Corp.	3,493,305

Interactive Media & Services: 5.8%
8,400	Alphabet, Inc. –
	Class A (1)	10,071,264
7,518	Alphabet, Inc. –
	Class C (1)	8,934,993
		19,006,257

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2019 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 98.6% (Continued)

Internet & Direct
Marketing Retail: 6.0%
10,166	Amazon.com, Inc. (1)	$19,585,002

IT Services: 10.3%
123,560	Cognizant Technology
	Solutions Corp. –
	Class A	9,014,938
45,700	PayPal
	Holdings, Inc. (1)	5,153,589
118,252	Visa, Inc. – Class A	19,444,176
		33,612,703
Life Sciences Tools & Services: 1.4%
16,700	Thermo Fisher
	Scientific, Inc.	4,633,415

Multiline Retail: 1.3%
33,600	Dollar General Corp.	4,236,624

Oil, Gas & Consumable Fuels: 1.3%
33,700	Chevron Corp.	4,046,022

Personal Products: 1.9%
36,400	Estée Lauder
	Companies, Inc. –
	Class A	6,253,884

Pharmaceuticals: 1.7%
54,200	Zoetis, Inc.	5,519,728

Professional Services: 3.1%
71,840	Verisk Analytics, Inc.	10,139,498

Road & Rail: 1.7%
60,000	Canadian National
	Railway Co.	5,566,800

Semiconductors &
Semiconductor Equipment: 1.3%
35,900	Xilinx, Inc.	4,313,026

Software: 11.2%
53,192	Adobe
	Systems, Inc. (1)	15,385,786
6,400	ANSYS, Inc. (1)	1,253,120
15,412	Citrix Systems, Inc.	1,555,995
141,151	Microsoft Corp.	18,434,321
		36,629,222

Specialty Retail: 4.8%
51,695	The Home
	Depot, Inc.	10,530,272
95,600	The TJX
	Companies, Inc.	5,246,528
		15,776,800
Technology Hardware,
Storage & Peripherals: 5.8%
94,050	Apple, Inc.	18,873,014

Textiles, Apparel &
Luxury Goods: 1.4%
49,000	V.F. Corp.	4,626,090

TOTAL COMMON STOCKS
(Cost $159,482,523)		322,374,980

SHORT-TERM INVESTMENTS: 1.4%

Money Market Funds: 1.4%
4,500,359	First American Treasury
	Obligations Fund –
	Institutional Class,
	2.364% (2)	4,500,359

TOTAL SHORT-TERM
INVESTMENTS
(Cost $4,500,359)		4,500,359

TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $163,982,882)		326,875,339
Liabilities in Excess
of Other Assets: (0.0)% (3)		(52,482)
TOTAL NET
ASSETS: 100.0%		$326,822,857

(1)	Non-income producing security.
(2)	Annualized seven-day yield as of April 30, 2019.
(3)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 97.3%

Banks: 2.4%
250,026	First Republic
	Bank	$26,407,746

Building Products: 2.8%
115,012	Lennox
	International, Inc.	31,220,007

Capital Markets: 2.3%
275,027	Raymond James
	Financial, Inc.	25,184,222

Commercial Services
& Supplies: 7.5%
120,014	Cintas Corp.	26,059,840
450,047	Copart, Inc. (1)	30,297,164
700,064	Rollins, Inc.	27,071,475
		83,428,479
Containers & Packaging: 2.4%
240,024	Avery Dennison
	Corp.	26,558,656

Distributors: 2.7%
165,017	Pool Corp.	30,320,224

Electrical Equipment: 2.3%
475,042	Generac
	Holdings, Inc. (1)	26,122,560

Electronic Equipment,
Instruments & Components: 7.7%
375,000	Keysight
	Technologies,
	Inc. (1)	32,636,250
115,010	Littlefuse, Inc.	23,122,760
140,000	Zebra Technologies
	Corp. – Class A (1)	29,559,600
		85,318,610
Entertainment: 1.7%
200,014	Take-Two
	Interactive
	Software, Inc. (1)	19,367,356

Food Products: 5.1%
375,037	Lamb Weston
	Holdings, Inc.	26,271,342
200,000	McCormick &
	Company, Inc. (2)	30,794,000
		57,065,342
Health Care Equipment
& Supplies: 7.5%
100,010	The Cooper
	Companies, Inc.	28,994,899
225,000	ResMed, Inc.	23,514,750
240,000	STERIS PLC	31,435,200
		83,944,849
Hotels, Restaurants
& Leisure: 2.1%
300,032	Hyatt Hotels
	Corp. – Class A	23,021,455

Household Products: 2.5%
375,000	Church & Dwight
	Co., Inc.	28,106,250

Internet & Direct
Marketing Retail: 2.7%
450,052	Etsy, Inc. (1)	30,396,512

IT Services: 5.0%
750,081	Genpact Ltd.	27,227,940
190,020	Jack Henry &
	Associates, Inc.	28,324,381
		55,552,321
Life Sciences Tools
& Services: 5.0%
200,000	Charles River
	Laboratories
	International, Inc. (1)	28,094,000
37,504	Mettler-Toledo
	International, Inc. (1)	27,950,231
		56,044,231
Machinery: 7.0%
185,000	IDEX Corp.	28,982,100
175,016	RBC
	Bearings, Inc. (1)	24,073,451
300,036	Xylem, Inc.	25,023,002
		78,078,553

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2019 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 97.3% (Continued)

Pharmaceuticals: 1.8%
150,014	Jazz
	Pharmaceuticals
	PLC (1)	$19,467,317

Road & Rail: 2.4%
4,400	Canadian Pacific
	Railway Ltd.	985,908
170,018	Old Dominion
	Freight Line, Inc.	25,380,287
		26,366,195
Semiconductors &
Semiconductor Equipment: 5.6%
200,020	Monolithic Power
	Systems, Inc.	31,145,114
350,027	Skyworks
	Solutions, Inc.	30,865,381
		62,010,495
Software: 10.9%
10,500	Fortinet, Inc. (1)	980,910
150,023	Paycom Software,
	Inc. (1)	30,384,158
266,451	Qualys, Inc. (1)	24,049,868
500,050	SS&C Technologies
	Holdings, Inc.	33,833,383
270,028	Synopsys, Inc. (1)	32,694,990
		121,943,309
Specialty Retail: 5.6%
175,016	Burlington Stores,
	Inc. (1)	29,561,953
225,000	Five Below, Inc. (1)	32,937,750
		62,499,703
Textiles, Apparel &
Luxury Goods: 2.3%
200,016	PVH Corp.	25,800,064

TOTAL COMMON STOCKS
(Cost $803,963,945)		1,084,224,456

SHORT-TERM INVESTMENTS: 1.6%

Money Market Funds: 1.6%
18,113,270	First American
	Treasury
	Obligations Fund –
	Institutional Class, 2.364% (3)	18,113,270

TOTAL SHORT-TERM
INVESTMENTS
(Cost $18,113,270)		18,113,270

TOTAL INVESTMENTS
IN SECURITIES: 98.9%
(Cost $822,077,215)		1,102,337,726
Other Assets in Excess
of Liabilities: 1.1%		12,681,046
TOTAL NET
ASSETS: 100.0%		$1,115,018,772

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Annualized seven-day yield as of April 30, 2019.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 95.8%

Aerospace & Defense: 3.3%
38,000	Mercury Systems,
	Inc. (1)	$2,774,760

Auto Components: 2.6%
28,000	Fox Factory
	Holding Corp. (1)	2,172,800

Banks: 1.8%
60,000	CenterState
	Bank Corp.	1,480,800

Biotechnology: 5.3%
23,000	Emergent
	BioSolutions, Inc. (1)	1,188,640
9,300	Ligand
	Pharmaceuticals,
	Inc. (1)	1,170,405
30,500	Repligen Corp. (1)	2,055,090
		4,414,135
Building Products: 5.8%
30,000	AAON, Inc.	1,506,300
48,156	Trex Company,
	Inc. (1)	3,335,766
		4,842,066
Capital Markets: 1.4%
22,467	Cohen & Steers, Inc.	1,126,720

Chemicals: 2.7%
22,193	Balchem Corp.	2,252,811

Commercial Services
& Supplies: 3.7%
17,000	MSA Safety, Inc.	1,868,470
20,000	U.S. Ecology, Inc.	1,220,200
		3,088,670
Electronic Equipment,
Instruments & Components: 6.3%
11,239	Littelfuse, Inc.	2,259,601
17,500	Novanta, Inc. (1)	1,522,850
9,000	Rogers Corp. (1)	1,507,680
		5,290,131
Energy Equipment & Services: 1.2%
15,500	Core Laboratories NV	982,545

Food Products: 1.9%
70,000	The Simply Good
	Foods Co. (1)	1,572,200

Health Care Equipment
& Supplies: 7.0%
18,000	Inogen, Inc. (1)	1,571,400
48,555	Merit Medical
	Systems, Inc. (1)	2,727,820
25,000	Neogen Corp. (1)	1,516,500
		5,815,720
Health Care Providers
& Services: 3.0%
40,597	Acadia Healthcare
	Company, Inc. (1)	1,299,916
22,790	AMN Healthcare
	Services, Inc. (1)	1,186,447
		2,486,363
Health Care Technology: 2.0%
55,000	HMS Holdings
	Corp. (1)	1,673,650

Hotels, Restaurants
& Leisure: 4.2%
25,000	BJ’s Restaurants, Inc.	1,247,750
50,000	Ruth’s Hospitality
	Group, Inc.	1,299,000
4,362	Vail Resorts, Inc.	998,244
		3,544,994
Household Durables: 2.2%
13,000	Helen Of Troy Ltd. (1)	1,872,000

IT Services: 2.8%
40,544	WNS Holdings
	Ltd. – ADR (1)	2,317,090

Life Sciences Tools
& Services: 2.5%
21,600	PRA Health
	Sciences, Inc. (1)	2,091,312

Machinery: 4.0%
23,500	ESCO Technologies,
	Inc.	1,762,500
11,500	RBC Bearings,
	Inc. (1)	1,581,825
		3,344,325

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2019 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 95.8% (Continued)

Personal Products: 3.7%
43,000	Inter Parfums, Inc.	$3,117,070

Professional Services: 2.0%
26,100	ASGN, Inc. (1)	1,645,344

Road & Rail: 1.2%
16,092	Saia, Inc. (1)	1,036,164

Semiconductors &
Semiconductor Equipment: 0.9%
20,000	Silicon Motion
	Technology
	Corp. – ADR	764,800

Software: 17.1%
28,000	CyberArk
	Software Ltd. (1)	3,610,040
27,117	j2 Global, Inc.	2,375,992
12,000	Paycom
	Software, Inc. (1)	2,430,360
20,000	Qualys, Inc. (1)	1,805,200
21,000	RingCentral, Inc. –
	Class A (1)	2,443,770
15,000	SPS Commerce,
	Inc. (1)	1,556,100
		14,221,462
Specialty Retail: 3.7%
48,000	Boot Barn
	Holdings, Inc. (1)	1,381,920
15,343	The Children’s
	Place, Inc.	1,730,997
		3,112,917
Textiles, Apparel &
Luxury Goods: 2.3%
23,000	Oxford
	Industries, Inc.	1,910,380

Trading Companies
& Distributors: 1.2%
15,000	SiteOne Landscape
	Supply, Inc. (1)	1,009,500

TOTAL COMMON STOCKS
(Cost $53,108,385)		79,960,729

SHORT-TERM INVESTMENTS: 4.5%

Money Market Funds: 4.5%
3,723,144	First American
	Treasury
	Obligations Fund –
	Institutional Class,
	2.364% (2)	3,723,144

TOTAL SHORT-TERM
INVESTMENTS
(Cost $3,723,144)		3,723,144

TOTAL INVESTMENTS
IN SECURITIES: 100.3%
(Cost $56,831,529)		83,683,873
Liabilities in Excess
of Other Assets: (0.3)%		(280,100)
TOTAL NET
ASSETS: 100.0%		$83,403,773

ADR – American Depositary Receipt
(1)	Non-income producing security.
(2)	Annualized seven-day yield as of April 30, 2019.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2019 (Unaudited)

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
ASSETS:
Investments in securities, at value
(Cost $163,982,882, $822,077,215,
and $56,831,529, respectively)	$326,875,339	$1,102,337,726	$83,683,873
Receivables:
Fund shares sold	18,880	2,130,726	11,894
Dividends and interest	193,263	56,524	23,039
Investment securities sold	—	12,161,068	—
Prepaid expenses	29,800	24,295	17,962
Total assets	327,117,282	1,116,710,339	83,736,768

LIABILITIES:
Payables:
Investment securities purchased	—	—	96,964
Fund shares redeemed	45,851	656,094	105,968
Investment advisory fees, net	132,236	543,812	39,763
Audit fees	11,717	11,717	11,637
Transfer agent fees	22,312	67,266	13,186
Sub-transfer agent fees	18,461	144,152	10,010
Distribution fees – Retail Class	2,208	24,135	32,580
Fund administration fees	30,396	98,650	8,991
Fund accounting fees	20,137	66,321	5,820
Trustee fees	938	2,229	693
Chief Compliance Officer fees	1,710	1,794	1,711
Custody fees	3,740	12,717	1,139
Other accrued expenses	4,719	62,680	4,533
Total liabilities	294,425	1,691,567	332,995
NET ASSETS	$326,822,857	$1,115,018,772	$83,403,773

COMPONENTS OF NET ASSETS:
Paid-in capital	$159,202,961	$796,118,352	$49,021,888
Total distributable earnings	167,619,896	318,900,420	34,381,885
Net assets	$326,822,857	$1,115,018,772	$83,403,773

Retail Class:
Net assets	$4,453,411	$29,807,576	$48,066,686
Shares issued and outstanding (unlimited number
of shares authorized without par value)	143,356	1,417,851	1,789,523
Net asset value, and redemption price per share	$31.07	$21.02	$26.86

Institutional Class:
Net assets	$322,369,446	$1,085,211,196	$35,337,087
Shares issued and outstanding (unlimited number
of shares authorized without par value)	10,340,684	51,041,264	1,201,980
Net asset value, and redemption price per share	$31.17	$21.26	$29.40

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2019 (Unaudited)

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of
$6,683, $635, and $—, respectively)	$2,050,850	$3,582,508	$259,483
Interest	58,526	94,601	41,591
Total investment income	2,109,376	3,677,109	301,074

EXPENSES:
Investment advisory fees	739,560	3,048,873	328,078
Fund administration fees	88,365	276,382	31,784
Transfer agent fees	65,063	192,946	39,633
Fund accounting fees	53,187	178,636	15,380
Sub-transfer agent fees	45,858	350,919	24,533
Registration fees	21,293	30,086	19,052
Audit fees	11,717	11,717	11,635
Custody fees	10,836	37,452	3,219
Trustee fees	9,471	15,803	7,410
Miscellaneous expenses	6,327	18,209	2,981
Distribution fees – Retail Class	4,938	40,120	40,406
Chief Compliance Officer fees	4,710	4,669	4,711
Reports to shareholders	3,735	48,299	2,931
Legal fees	2,139	1,949	2,330
Insurance expense	1,577	2,505	795
Interest expense	—	145	—
Total expenses	1,068,776	4,258,710	534,878
Less: fees waived	—	—	(108,499)
Net expenses	1,068,776	4,258,710	426,379
Net investment income (loss)	1,040,600	(581,601)	(125,305)

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	4,214,968	39,613,036	8,414,283
Change in net unrealized appreciation/depreciation
on investments and translation of other assets
and liabilities in foreign currency	33,922,911	118,942,799	(879,479)
Net realized and unrealized
gain on investments	38,137,879	158,555,835	7,534,804
Net increase in net assets
resulting from operations	$39,178,479	$157,974,234	$7,409,499

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2019	Year Ended
	(Unaudited)	October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income	$1,040,600	$1,513,283
Net realized gain on investments	4,214,968	15,709,647
Change in net unrealized
appreciation/depreciation on investments	33,922,911	12,024,110
Net increase in net assets
resulting from operations	39,178,479	29,247,040

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders –
Retail Class	(216,640)	(5,019)
Net distributions to shareholders –
Institutional Class	(16,209,400)	(664,324)
Total distributions to shareholders	(16,426,040)	(669,343)

CAPITAL SHARE TRANSACTIONS:
Decrease in net assets derived from net
change in outstanding shares – Retail Class (1)	(24,329)	(667,194)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class (1)	6,716,513	(16,582,814)
Total increase (decrease) in net assets
from capital share transactions	6,692,184	(17,250,008)
Total increase in net assets	29,444,623	11,327,689

NET ASSETS:
Beginning of period/year	297,378,234	286,050,545
End of period/year	$326,822,857	$297,378,234

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2019		Year Ended
	(Unaudited)		October 31, 2018
	Shares	Value	Shares	Value
Retail Class
Shares sold	11,046	$317,781	34,625	$979,574
Shares issued in
reinvestment of distributions	7,374	199,624	172	4,682
Shares redeemed	(18,630)	(541,734)	(57,342)	(1,651,450)
Net decrease	(210)	$(24,329)	(22,545)	$(667,194)

	Six Months Ended
	April 30, 2019		Year Ended
	(Unaudited)		October 31, 2018
	Shares	Value	Shares	Value
Institutional Class
Shares sold	293,890	$8,161,140	491,950	$14,224,175
Shares issued in
reinvestment of distributions	502,586	13,640,176	18,851	513,276
Shares redeemed	(528,301)	(15,084,803)	(1,088,784)	(31,320,265)
Net increase (decrease)	268,175	$6,716,513	(577,983)	$(16,582,814)

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2019	Year Ended
	(Unaudited)	October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income (loss)	$(581,601)	$466,147
Net realized gain on investments	39,613,036	36,006,401
Change in net unrealized appreciation/depreciation
on investments and translation of other assets
and liabilities in foreign currency transactions	118,942,799	(24,225,744)
Net increase in net assets
resulting from operations	157,974,234	12,246,804

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders – Retail Class	(915,155)	—
Net distributions to shareholders – Institutional Class	(26,818,059)	(364,309)
Total distributions to shareholders	(27,733,214)	(364,309)

CAPITAL SHARE TRANSACTIONS:
Decrease in net assets derived from net
change in outstanding shares – Retail Class (1)	(7,418,159)	(9,678,459)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class (1)	(12,264,598)	68,873,304
Total increase (decrease) in net assets
from capital share transactions	(19,682,757)	59,194,845
Total increase in net assets	110,558,263	71,077,340

NET ASSETS:
Beginning of period/year	1,004,460,509	933,383,169
End of period/year	$1,115,018,772	$1,004,460,509

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2019		Year Ended
	(Unaudited)		October 31, 2018
	Shares	Value	Shares	Value
Retail Class
Shares sold	136,879	$2,633,096	507,932	$9,740,307
Shares issued in
reinvestment of distributions	42,509	768,991	—	—
Shares redeemed	(552,518)	(10,820,246)	(1,135,746)	(22,035,380)
Shares issued in connection
with the reorganization	—	—	144,262	2,616,614
Net decrease	(373,130)	$(7,418,159)	(483,552)	$(9,678,459)

	Six Months Ended
	April 30, 2019		Year Ended
	(Unaudited)		October 31, 2018
	Shares	Value	Shares	Value
Institutional Class
Shares sold	6,305,695	$119,816,921	14,122,460	$272,274,212
Shares issued in
reinvestment of distributions	1,015,919	18,571,006	12,963	243,675
Shares redeemed	(7,921,092)	(150,652,525)	(11,289,302)	(219,831,024)
Shares issued in connection
with the reorganization	—	—	883,617	16,186,441
Net increase (decrease)	(599,478)	$(12,264,598)	3,729,738	$68,873,304

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2019	Year Ended
	(Unaudited)	October 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment loss	$(125,305)	$(518,210)
Net realized gain on investments	8,414,283	7,889,937
Change in net unrealized
appreciation/depreciation on investments	(879,479)	2,989,086
Net increase in net assets
resulting from operations	7,409,499	10,360,813

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders – Retail Class	(4,339,059)	—
Net distributions to shareholders – Institutional Class	(2,634,243)	—
Total distributions to shareholders	(6,973,302)	—

CAPITAL SHARE TRANSACTIONS:
Decrease in net assets derived from net
change in outstanding shares – Retail Class (1)	(765,122)	(4,348,486)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class (1)	3,507,991	(2,067,794)
Total increase (decrease) in net assets
from capital share transactions	2,742,869	(6,416,280)
Total increase in net assets	3,179,066	3,944,533

NET ASSETS:
Beginning of period/year	80,224,707	76,280,174
End of period/year	$83,403,773	$80,224,707

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2019		Year Ended
	(Unaudited)		October 31, 2018
	Shares	Value	Shares	Value
Retail Class
Shares sold	19,299	$488,567	163,770	$4,904,041
Shares issued in
reinvestment of distributions	173,522	4,135,030	—	—
Shares redeemed	(217,419)	(5,388,719)	(360,694)	(9,252,527)
Net decrease	(24,598)	$(765,122)	(196,924)	$(4,348,486)

	Six Months Ended
	April 30, 2019		Year Ended
	(Unaudited)		October 31, 2018
	Shares	Value	Shares	Value
Institutional Class
Shares sold	111,471	$3,061,003	192,580	$5,696,158
Shares issued in
reinvestment of distributions	82,634	2,154,257	—	—
Shares redeemed	(63,577)	(1,707,269)	(257,298)	(7,763,952)
Net increase (decrease)	130,528	$3,507,991	(64,718)	$(2,067,794)

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended		Year	Period
	April 30,		Ended	Ended
	2019		October 31,	October 31,
	(Unaudited)		2018	2017 (1)
Net asset value, beginning of period/year	$29.04		$26.41	$25.97

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.06		0.08	(0.00	)(3)
Net realized and unrealized
gain on investments	3.58		2.58	0.81
Total from investment operations	3.64		2.66	0.81

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.03)	—
From net realized gain	(1.47)		—	(0.37)
Total distributions	(1.61)		(0.03)	(0.37)
Net asset value, end of period/year	$31.07		$29.04	$26.41
Total return	13.36	%(4)	10.08%	3.14	%(4)

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$4.5		$4.2	$4.4
Portfolio turnover rate	6	%(4)	17%	25	%(4,5)

RATIOS:
Expenses to average net assets	0.97	%(6)	0.99%	0.94	%(6)
Net investment income (loss)
to average net assets	0.45	%(6)	0.26%	(0.10	)%(6)

(1)	For performance and accounting purposes, inception date is September 18, 2017.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.
(4)	Not annualized.
(5)	Portfolio turnover is calculated at the total Fund level.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year (1)

INSTITUTIONAL CLASS

	Six Months
	Ended
	April 30,
	2019		Year Ended October 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value,
beginning of period/year	$29.11		$26.45	$22.03	$23.36	$27.39	$24.77

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) (2)	0.10		0.15	0.09	0.03	0.02	(0.02)
Net realized and unrealized
gain (loss) on investments	3.58		2.57	5.64	(0.55)	2.64	4.11
Total from
investment operations	3.68		2.72	5.73	(0.52)	2.66	4.09

LESS DISTRIBUTIONS:
From net
investment income	(0.15)		(0.06)	(0.11)	(0.04)	—	—
From net realized gain	(1.47)		—	(1.20)	(0.77)	(6.69)	(1.47)
Total distributions	(1.62)		(0.06)	(1.31)	(0.81)	(6.69)	(1.47)
Paid-in capital from
redemption fees	—		—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net asset value,
end of period/year	$31.17		$29.11	$26.45	$22.03	$23.36	$27.39
Total return	13.48	%(4)	10.32%	27.25%	(2.24)%	11.76%	17.29%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$322.4		$293.2	$281.7	$205.6	$225.4	$222.6
Portfolio turnover rate	6	%(4)	17%	25%	44%	46%	126%

RATIOS:
Expenses to average
net assets	0.72	%(5)	0.74%	1.05%	1.13%	1.11%	1.09%
Net investment income (loss)
to average net assets	0.71	%(5)	0.50%	0.42%	0.13%	0.12%	(0.06)%

(1)
Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Shares Trust. At the close of business on September 15, 2017, the Century Shares Trust, a series of Century Capital Management Trust (“Accounting Survivor”) was reorganized into the Fund (the “Reorganization”). On the date of Reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the Fund. As a result, the per share table has been adjusted for the prior periods presented to reflect the transaction. The conversion ratio used was 0.90469743, as the Accounting Survivor’s net asset value was $23.5215 while the Fund’s net asset value was $25.9993 on the date of Reorganization.

(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended		Year	Period
	April 30,		Ended	Ended
	2019		October31,	October 31,
	(Unaudited)		2018	2017 (1)
Net asset value, beginning of period/year	$18.62		$18.46	$16.17

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.03)		(0.03)	(0.06)
Net realized and unrealized
gain (loss) on investments	2.95		0.19	2.35
Total from investment operations	2.92		0.16	2.29

LESS DISTRIBUTIONS:
From net investment income	—		—	—
From net realized gain	(0.52)		—	(0.00	)(3)
Total distributions	(0.52)		—	(0.00	)(3)
Paid-in capital from redemption fees	—		—	—
Net asset value, end of period/year	$21.02		$18.62	$18.46
Total return	16.12	%(4)	0.87%	14.16	%(4)

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$29.8		$33.3	$42.0
Portfolio turnover rate	11	%(4)	44%	30	%(4)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.08	%(5)	1.08%	1.05	%(5)
After fees waived and expenses absorbed	1.08	%(5)	1.08%	1.03	%(5,6)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(0.35	)%(5)	(0.18)%	(0.40	)%(5)
After fees waived and expenses absorbed	(0.35	)%(5)	(0.18)%	(0.38	)%(5)

(1)	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.
(4)	Not annualized.
(5)	Annualized.
(6)
Effective April 30, 2017, the Advisor has contractually agreed to limit the Retail Class’ annual ratio of expenses to 1.10% of the Retail Class’ daily net assets. The prior contractual limit was 1.00%.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

Year Ended December 31,
2016		2015		2014	2013
$14.43		$14.55		$13.58	$10.16

0.00	(3)	(0.02)		(0.01)	(0.02)

1.89		(0.00	)(3)	1.53	3.63
1.89		(0.02)		1.52	3.61

(0.00	)(3)	—		—	—
(0.15)		(0.10)		(0.56)	(0.21)
(0.15)		(0.10)		(0.56)	(0.21)
0.00	(3)	0.00	(3)	0.01	0.02
$16.17		$14.43		$14.55	$13.58
13.11%		(0.15)%		11.22%	35.72%

$48.0		$18.3		$13.0	$3.7
18%		24%		35%	31%

1.08%		1.12%		1.15%	1.42%
1.00%		1.00%		1.00%	1.00%

(0.07)%		(0.25)%		(0.22)%	(0.62)%
0.01%		(0.13)%		(0.07)%	(0.20)%

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

	Six Months
	Ended		Year	Period
	April 30,		Ended	Ended
	2019		October 31,	October 31,
	(Unaudited)		2018	2017 (1)
Net asset value, beginning of period/year	$18.81		$18.61	$16.26

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.01)		0.01	(0.02)
Net realized and unrealized
gain (loss) on investments	2.98		0.20	2.37
Total from investment operations	2.97		0.21	2.35

LESS DISTRIBUTIONS:
From net investment income	(0.00	)(3)	(0.01)	—
From net realized gain	(0.52)		—	(0.00	)(3)
Total distributions	(0.52)		(0.01)	(0.00	)(3)
Paid-in capital from redemption fees	—		—	—
Net asset value, end of period/year	$21.26		$18.81	$18.61
Total return	16.25	%(4)	1.12%	14.45	%(4)

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$1,085.2		$971.1	$891.4
Portfolio turnover rate	11	%(4)	44%	30	%(4)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	0.83	%(5)	0.83%	0.80	%(5)
After fees waived and expenses absorbed	0.83	%(5)	0.83%	0.78	%(5,6)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(0.11	)%(5)	0.06%	(0.15	)%(5)
After fees waived and expenses absorbed	(0.11	)%(5)	0.06%	(0.13	)%(5)

(1)	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to 0.01%, (0.01)%, $0.01, or $(0.01), as applicable.
(4)	Not annualized.
(5)	Annualized.
(6)
Effective April 30, 2017, the Advisor has contractually agreed to limit the Institutional Class’ annual ratio of expenses to 0.85% of the Institutional Class’ daily net assets. The prior contractual limit was 0.75%.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

Year Ended December 31,
2016	2015		2014	2013
$14.50	$14.60		$13.61	$10.17

0.04	0.02		0.02	0.00	(3)

1.90	(0.00	)(3)	1.55	3.65
1.94	0.02		1.57	3.65

(0.03)	(0.02)		(0.02)	—
(0.15)	(0.10)		(0.56)	(0.21)
(0.18)	(0.12)		(0.58)	(0.21)
0.00 (3)	0.00	(3)	0.00 (3)	0.00	(3)
$16.26	$14.50		$14.60	$13.61
13.38%	0.10%		11.49%	35.88%

$556.4	$272.5		$190.5	$58.2
18%	24%		35%	31%

0.83%	0.87%		0.90%	1.17%
0.75%	0.75%		0.75%	0.75%

0.16%	0.00	%(3)	0.02%	(0.42)%
0.24%	0.12%		0.17%	0.00	%(3)

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year (1)

RETAIL CLASS

	Six Months
	Ended
	April 30,
	2019		Year Ended October 31,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value,
beginning of period/year	$26.95		$23.54		$20.53	$28.53	$33.12	$32.78

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (2)	(0.05)		(0.19)		(0.19)	(0.17)	(0.26)	(0.33)
Net realized and unrealized
gain (loss) on investments	2.41		3.60		6.20	(1.48)	0.83	2.39
Total from
investment operations	2.36		3.41		6.01	(1.65)	0.57	2.06

LESS DISTRIBUTIONS:
From net realized gain	—		—		(2.86)	(6.35)	(5.16)	(1.72)
From return of capital	(2.45)		—		(0.14)	—	—	—
Total distributions	(2.45)		—		(3.00)	(6.35)	(5.16)	(1.72)
Paid-in capital from
redemption fees	—		—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net asset value,
end of period/year	$26.86		$26.95		$23.54	$20.53	$28.53	$33.12
Total Return	9.89	%(4)	14.53%		29.32%	(6.77)%	2.14%	6.47%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$48.1		$48.9		$47.3	$66.1	$100.7	$118.2
Portfolio turnover rate	16	%(4)	35%		52%	82%	69%	97%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	1.46	%(5)	1.45%		1.53%	1.46%	1.42%	1.40%
After fees waived and
expenses absorbed	1.18	%(5)	1.33	%(6)	1.53%	1.46%	1.42%	1.40%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	(0.67	)%(5)	(0.86)%		(0.82)%	(0.78)%	(0.85)%	(1.00)%
After fees waived and
expenses absorbed	(0.39	)%(5)	(0.74)%		(0.82)%	(0.78)%	(0.85)%	(1.00)%

(1)	Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Small Cap Select Fund, a series of Century Capital Management Trust.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.
(4)	Not annualized.
(5)	Annualized.
(6)
Effective February 28, 2018, the Advisor has contractually agreed to limit the Retail Class’ annual ratio of expenses to 1.25% of the Retail Class’ daily net assets. The prior contractual limit was 1.55%.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year (1)

INSTITUTIONAL CLASS

	Six Months
	Ended
	April 30,
	2019		Year Ended October 31,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value,
beginning of period/year	$29.24		$25.47		$21.96	$30.00	$34.46	$33.94

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (2)	(0.03)		(0.14)		(0.12)	(0.11)	(0.17)	(0.24)
Net realized and unrealized
gain (loss) on investments	2.64		3.91		6.63	(1.58)	0.87	2.48
Total from
investment operations	2.61		3.77		6.51	(1.69)	0.70	2.24

LESS DISTRIBUTIONS:
From net realized gain	—		—		(2.86)	(6.35)	(5.16)	(1.72)
From return of capital	(2.45)		—		(0.14)	—	—	—
Total distributions	(2.45)		—		(3.00)	(6.35)	(5.16)	(1.72)
Paid-in capital from
redemption fees	—		—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net asset value,
end of period/year	$29.40		$29.24		$25.47	$21.96	$30.00	$34.46
Total Return	9.98	%(4)	14.84%		29.63%	(6.53)%	2.48%	6.79%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$35.3		$31.3		$28.9	$88.2	$164.1	$266.0
Portfolio turnover rate	16	%(4)	35%		52%	82%	69%	97%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	1.28	%(5)	1.20%		1.25%	1.16%	1.13%	1.11%
After fees waived and
expenses absorbed	1.00	%(5)	1.08	%(6)	1.25%	1.16%	1.13%	1.11%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	(0.51	)%(5)	(0.61)%		(0.48)%	(0.47)%	(0.52)%	(0.71)%
After fees waived and
expenses absorbed	(0.23	)%(5)	(0.49)%		(0.48)%	(0.47)%	(0.52)%	(0.71)%

(1)	Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Small Cap Select Fund, a series of Century Capital Management Trust.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.
(4)	Not annualized.
(5)	Annualized.
(6)
Effective February 28, 2018, the Advisor has contractually agreed to limit the Institutional Class’ annual ratio of expenses to 1.00% of the Institutional Class’ daily net assets. The prior contractual limit was 1.30%.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

Large Cap Growth, Mid Cap Growth, and Small Cap Growth (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” Large Cap Growth, which originally commenced operations on March 31, 2009, reorganized with the Century Shares Trust effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Shares Trust. Accordingly, Large Cap Growth has now adopted the inception date of the Century Shares Trust, which commenced operations on March 15, 1928. Mid Cap Growth commenced operations on October 31, 2012. Small Cap Growth was reorganized from the Century Small Cap Select Fund, effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Small Cap Select Fund, which commenced operations on December 9, 1999. Both the Century Shares Trust and the Century Small Cap Select Fund were series of the Century Capital Management Trust.

The Funds offer Retail Class and Institutional Class shares. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.

Large Cap Growth and Small Cap Growth’s investment objectives are to seek long-term capital growth. Mid Cap Growth’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2019 (Unaudited) (Continued)

on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2019 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2019. See the Schedules of Investments for industry breakouts.

Large Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$322,374,980	$—	$—	$322,374,980
Short-Term Investments	4,500,359	—	—	4,500,359
Total Investments
in Securities	$326,875,339	$—	$—	$326,875,339

Mid Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,084,224,456	$—	$—	$1,084,224,456
Short-Term Investments	18,113,270	—	—	18,113,270
Total Investments
in Securities	$1,102,337,726	$—	$—	$1,102,337,726

Small Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$79,960,729	$—	$—	$79,960,729
Short-Term Investments	3,723,144	—	—	3,723,144
Total Investments
in Securities	$83,683,873	$—	$—	$83,683,873

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2019 (Unaudited) (Continued)

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net income losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

As of the Funds’ prior fiscal year end of October 31, 2018, Mid Cap Growth and Small Cap Growth had late year losses of $243,271 and $483,786, respectively. Large Cap Growth did not defer any late year losses.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2019 (Unaudited) (Continued)

As of the Funds’ prior fiscal year end of October 31, 2018, Large Cap Growth, Mid Cap Growth, and Small Cap Growth did not have any capital loss carry-forwards.

As of April 30, 2019, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of April 30, 2019, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from MLPs and REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2019 (Unaudited) (Continued)

for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Funds’ net asset value per share. The Funds charged a 1.00% redemption fee on shares held less than 90 days, however, the redemption fee was eliminated for Large Cap Growth and Small Cap Growth as of close of business day on September 15, 2017, and Mid Cap Growth as of April 30, 2016. This fee was deducted from the redemption proceeds otherwise payable to the shareholder. The Funds retained the fee charged as paid-in capital and such fees became part of the Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Recently Issued Accounting Pronouncements. In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of Topic 820.  The amendments in ASU No. 2018-13 are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements.  The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements.  ASU No. 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein.  Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU No. 2018-13.  Management has chosen to early adopt the eliminated or modified disclosures.

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  Management has determined that there were no subsequent events that would need to be disclosed in the Funds financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2019 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Congress Asset Management Company, LLP (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. For Large Cap Growth, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund. For Mid Cap Growth, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund.  For Small Cap Growth, the Advisor is entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund. The advisory fees incurred during the six months ended April 30, 2019, are disclosed in the Statements of Operations.  The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to limit each Fund’s expense ratio as follows by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed:

	Class	Current
Large Cap Growth	Retail	1.20%
	Institutional	0.95%
Mid Cap Growth	Retail	1.10%
	Institutional	0.85%
Small Cap Growth	Retail	1.25%
	Institutional	1.00%

The contract’s term is indefinite and may be terminated only by the Board. The amount of fees waived during the six months ended April 30, 2019, are disclosed in the Statements of Operations. Amounts due from the Advisor are paid monthly to the Funds, if applicable.

At April 30, 2019, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of Large Cap Growth, Mid Cap Growth, and Small Cap Growth that may be reimbursed were $146,854, $372,319, and $208,453, respectively. The Advisor may recapture a portion of the above amounts no later than the dates as stated below. Any recapture of a fee waived or expense reimbursed should occur before the end of the third year following the period to which the fee waiver and/or expense absorption relates.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2019 (Unaudited) (Continued)

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement. Additionally, the Advisor may only be reimbursed if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser expense cap in place at the time of waiver or reimbursement. Any such reimbursement is also contingent upon the Board’s review.

Large Cap Growth:

Expiration	Amount
December 31, 2019	$99,209
October 31, 2020	47,645

Mid Cap Growth:

Expiration	Amount
December 31, 2019	$274,437
October 31, 2020	97,882

Small Cap Growth:

Expiration	Amount
October 31, 2021	$99,954
April 30, 2022	108,499

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended April 30, 2019, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. Both the Distributor and U.S. Bank N.A. are affiliates of Fund Services.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class.  The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class of each Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Distribution fees incurred by the Funds during the six months ended April 30, 2019, are disclosed in the Statements of Operations.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2019 (Unaudited) (Continued)

Each Fund has entered into sub-transfer agent arrangements (the “Arrangements”), for sub-transfer agent fees paid to third-party intermediaries, with respect to each Fund. All Arrangements must be approved by the Board. For the six months ended April 30, 2019, sub-transfer agent fees incurred by the Funds are disclosed in the Statements of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term securities, for the six months ended April 30, 2019, were as follows:

Fund	Purchases	Sales/Maturities
Large Cap Growth	$16,385,931	$25,995,595
Mid Cap Growth	114,314,094	175,222,219
Small Cap Growth	11,896,298	16,723,895

There were no purchases or sales of long-term U.S. Government securities for the six months ended April 30, 2019.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2019 (estimated) and fiscal year ended October 31, 2018, as applicable, were as follows:

Large Cap Growth:
	2019	2018
Distributions paid from:
Ordinary income	$1,554,432	$669,343
Long-term capital gain	14,871,608	—
	$16,426,040	$669,343

Mid Cap Growth:
	2019	2018
Distributions paid from:
Ordinary income	$163,824	$364,309
Long-term capital gain	27,569,390	—
	$27,733,214	$364,309

Small Cap Growth:
	2019	2018
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain	6,973,302	—
	$6,973,302	$—

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2019 (Unaudited) (Continued)

The components of accumulated earnings (losses) on a tax basis at the Funds’ prior fiscal year end of October 31, 2018, were as follows (1):

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Cost of investments	$168,463,220	$828,075,422	$53,709,273
Gross tax unrealized
appreciation	131,430,808	192,335,473	29,466,812
Gross tax unrealized
depreciation	(2,461,262)	(31,002,043)	(2,010,639)
Net unrealized appreciation	128,969,546	161,333,430	27,456,173
Undistributed
ordinary income	1,073,942	—	—
Undistributed long-term
capital gain	14,871,516	27,569,241	6,973,301
Total distributable earnings	15,945,458	27,569,241	6,973,301
Other accumulated losses (2)	(47,547)	(243,271)	(483,786)
Total accumulated gains	$144,867,457	$188,659,400	$33,945,688

(1)	The differences between book and tax basis were primarily due to wash sale and in-kind transaction adjustments.
(2)	Other accumulated losses consist of deferred losses due to post 30-day wash sales and post-October losses.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility activity for the six months ended April 30, 2019, was as follows:

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Maximum available credit	$15,000,000	$30,000,000	$10,000,000
Largest amount outstanding
on an individual day	—	3,047,000	—
Average balance when in use	—	3,047,000	—
Loan outstanding as
of April 30, 2019	—	—	—
Average interest rate when in use	—	5.25%	—

Interest expense for the six months ended April 30, 2019, is disclosed in the Statements of Operations, if applicable.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended April 30, 2019 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/18 – 4/30/19).

Actual Expenses

The “Actual” lines of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer a $15.00 fee is currently charged by the Funds’ transfer agent. An Individual Retirement Account will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended April 30, 2019 (Unaudited) (Continued)

Large Cap Growth
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/18	4/30/19	11/1/18 – 4/30/19
Retail Class Actual	$1,000.00	$1,133.60	$5.13	(1)
Retail Class Hypothetical
(5% return before expenses)	1,000.00	1,019.98	4.86	(1)

Institutional Class Actual	1,000.00	1,134.80	3.81	(2)
Institutional Class Hypothetical
(5% return before expenses)	1,000.00	1,021.22	3.61	(2)

(1)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 0.97% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

(2)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 0.72% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Growth
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/18	4/30/19	11/1/18 – 4/30/19
Retail Class Actual	$1,000.00	$1,161.20	$5.79	(3)
Retail Class Hypothetical
(5% return before expenses)	1,000.00	1,019.44	5.41	(3)

Institutional Class Actual	1,000.00	1,162.50	4.45	(4)
Institutional Class Hypothetical
(5% return before expenses)	1,000.00	1,020.68	4.16	(4)

(3)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 1.08% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

(4)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 0.83% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended April 30, 2019 (Unaudited) (Continued)

Small Cap Growth
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/18	4/30/19	11/1/18 – 4/30/19
Retail Class Actual	$1,000.00	$1,098.90	$6.14	(5)
Retail Class Hypothetical
(5% return before expenses)	1,000.00	1,018.94	5.91	(5)

Institutional Class Actual	1,000.00	1,099.80	5.21	(6)
Institutional Class Hypothetical
(5% return before expenses)	1,000.00	1,019.84	5.01	(6)

(5)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 1.18% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

(6)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 1.00% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

CONGRESS FUNDS

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2019). The Funds’ Form N-Q or Part F of Form N-PORT is available on the SEC’s website at www.sec.gov. and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330 (1-800-732-0330). The Funds’ Form N-Q or Part F of Form N-PORT may also be obtained by calling (888) 688-1299.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request. In addition, see the Important Notice on the cover page for changes that will be made to the distribution of the annual and semi-annual reports after January 1, 2021.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the SAI on the SEC’s website www.sec.gov or the Funds’ website www.congressasset.com.

(This Page Intentionally Left Blank.)

CONGRESS FUNDS

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us verbally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker- dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania  19102

Legal Counsel
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700
New York, New York  10103

Congress Large Cap Growth Fund

Retail Class	Institutional Class
Symbol – CAMLX	Symbol – CMLIX
CUSIP – 742935216	CUSIP – 74316J789

Congress Mid Cap Growth Fund

Retail Class	Institutional Class
Symbol – CMIDX	Symbol – IMIDX
CUSIP – 74316J466	CUSIP – 74316J458

Congress Small Cap Growth Fund

Retail Class	Institutional Class
Symbol – CSMVX	Symbol – CSMCX
CUSIP – 74316P728	CUSIP – 74316P710

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E Richards
Elaine E Richards, President/Principal Executive Officer

Date    7/2/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E Richards
Elaine E Richards, President/Principal Executive Officer

Date    7/2/2019

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    7/1/2019

* Print the name and title of each signing officer under his or her signature.